Capital adequacy - Credit risk by PD grade (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
AAA to AA- | Central governments
Disclosure of credit risk exposure [line items]
EAD	kr 229,172	kr 209,730
AAA to AA- | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	17,093	14,245
AAA to AA- | Corporates
Disclosure of credit risk exposure [line items]
EAD	6,143	4,423
A+ to A- | Central governments
Disclosure of credit risk exposure [line items]
EAD	4,125	2,091
A+ to A- | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	11,298	18,777
A+ to A- | Corporates
Disclosure of credit risk exposure [line items]
EAD	24,362	27,693
BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	873	995
BBB+ to BBB- | Corporates
Disclosure of credit risk exposure [line items]
EAD	78,997	75,379
BB+ to B- | Central governments
Disclosure of credit risk exposure [line items]
EAD	7	12
BB+ to B- | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	22	50
BB+ to B- | Corporates
Disclosure of credit risk exposure [line items]
EAD	30,530	32,193
CCC to D | Corporates
Disclosure of credit risk exposure [line items]
EAD	kr 1,345	kr 809
Weighted average | AAA to AA- | Central governments
Disclosure of credit risk exposure [line items]
PD in %	0.003%	0.003%
Average LGD in %	45.00%	45.00%
Average risk weight in %	3.80%	4.10%
Weighted average | AAA to AA- | Financial institutions
Disclosure of credit risk exposure [line items]
PD in %	0.03%	0.03%
Average LGD in %	27.60%	34.80%
Average risk weight in %	16.40%	15.00%
Weighted average | AAA to AA- | Corporates
Disclosure of credit risk exposure [line items]
PD in %	0.03%	0.03%
Average LGD in %	40.00%	45.00%
Average risk weight in %	17.50%	11.80%
Weighted average | A+ to A- | Central governments
Disclosure of credit risk exposure [line items]
PD in %	0.04%	0.06%
Average LGD in %	45.00%	45.00%
Average risk weight in %	16.40%	22.80%
Weighted average | A+ to A- | Financial institutions
Disclosure of credit risk exposure [line items]
PD in %	0.05%	0.05%
Average LGD in %	36.30%	29.40%
Average risk weight in %	22.30%	16.80%
Weighted average | A+ to A- | Corporates
Disclosure of credit risk exposure [line items]
PD in %	0.06%	0.06%
Average LGD in %	40.00%	45.00%
Average risk weight in %	18.70%	19.80%
Weighted average | BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure [line items]
PD in %	0.35%	0.33%
Average LGD in %	45.00%	45.00%
Average risk weight in %	77.40%	80.00%
Weighted average | BBB+ to BBB- | Corporates
Disclosure of credit risk exposure [line items]
PD in %	0.21%	0.21%
Average LGD in %	40.00%	45.00%
Average risk weight in %	38.80%	46.10%
Weighted average | BB+ to B- | Central governments
Disclosure of credit risk exposure [line items]
PD in %	0.70%	1.20%
Average LGD in %	45.00%	45.00%
Average risk weight in %	82.50%	105.20%
Weighted average | BB+ to B- | Financial institutions
Disclosure of credit risk exposure [line items]
PD in %	0.79%	1.18%
Average LGD in %	45.00%	45.00%
Average risk weight in %	109.00%	130.00%
Weighted average | BB+ to B- | Corporates
Disclosure of credit risk exposure [line items]
PD in %	0.86%	0.81%
Average LGD in %	40.00%	45.00%
Average risk weight in %	74.00%	86.90%
Weighted average | CCC to D | Central governments
Disclosure of credit risk exposure [line items]
PD in %		100.00%
Average LGD in %		45.00%
Weighted average | CCC to D | Corporates
Disclosure of credit risk exposure [line items]
PD in %	61.10%	45.50%
Average LGD in %	40.00%	45.00%
Average risk weight in %	131.30%	219.40%
Top of range | AAA to AA- | Central governments
Disclosure of credit risk exposure [line items]
PD in %	0.01%	0.01%
Top of range | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure [line items]
PD in %	0.032%	0.04%
Top of range | A+ to A- | Central governments
Disclosure of credit risk exposure [line items]
PD in %	0.06%	0.06%
Top of range | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure [line items]
PD in %	0.06%	0.11%
Top of range | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure [line items]
PD in %	0.27%	0.27%
Top of range | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure [line items]
PD in %	0.35%	0.32%
Top of range | BB+ to B- | Central governments
Disclosure of credit risk exposure [line items]
PD in %	7.69%	7.69%
Top of range | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure [line items]
PD in %	11.43%	8.27%
Top of range | CCC to D | Central governments
Disclosure of credit risk exposure [line items]
PD in %	100.00%	100.00%
Top of range | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure [line items]
PD in %	100.00%	100.00%
Bottom of range | AAA to AA- | Central governments
Disclosure of credit risk exposure [line items]
PD in %	0.003%	0.003%
Bottom of range | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure [line items]
PD in %	0.003%	0.01%
Bottom of range | A+ to A- | Central governments
Disclosure of credit risk exposure [line items]
PD in %	0.02%	0.02%
Bottom of range | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure [line items]
PD in %	0.05%	0.06%
Bottom of range | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure [line items]
PD in %	0.10%	0.10%
Bottom of range | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure [line items]
PD in %	0.15%	0.16%
Bottom of range | BB+ to B- | Central governments
Disclosure of credit risk exposure [line items]
PD in %	0.45%	0.45%
Bottom of range | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure [line items]
PD in %	0.50%	0.50%
Bottom of range | CCC to D | Central governments
Disclosure of credit risk exposure [line items]
PD in %	38.28%	38.28%
Bottom of range | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure [line items]
PD in %	35.29%	28.91%